[LOGO]                                                                   [PHOTO]



Semiannual Report February 29, 2000

[PHOTO]



                                   EATON VANCE
                                   INFORMATION
                                    AGE FUND

                                               [LOGO]


[PHOTO]

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Duncan W. Richardson
Co-Portfolio Manager

[PHOTO]
Hon. Jacob Rees-Mogg
Co-Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

- U.S. equity markets continued to break new ground in 1999, with all major indices reaching record highs. The majority of the markets' returns were from a very narrow group of stocks, primarily in the volatile technology sector. In the early months of 2000, tech stocks continued to dominate the battle between the "old" and "new" economies.

- Information Age companies - those that create, process, and disseminate information - are transforming the global economy. In the U.S. and abroad, surging demand for information has been accompanied by unprecedented advancements in technology. Info Age companies of all types stand to benefit from these unfolding opportunities.

THE FUND
--------------------------------------------------------------------------------
     The Past Six Months

- During the six months ended February 29, 2000, the Fund's Class A shares had a total return of 60.02%. This return was the result of an increase in net asset value (NAV)to $24.42 on February 29, 2000 from $17.34 on August 31, 1999, and the reinvestment of $2.226 in capital gains distributions.(1)

- Class B shares had a total return of 60.03% during the period; the result of an increase in NAV to $25.12 from $17.77, and the reinvestment of $2.226 per share in capital gains distributions.(1)

- Class C shares had a total return of 59.82% during the period, the result of an increase in NAV to $24.25 from $17.28, and the reinvestment of $2.226 per share in capital gains distributions.(1)

     Management Discussion

- The Fund posted outstanding returns over the six months ended February 29, 2000, due in large part to the tremendous showing of Information Age companies across the board, particularly those in the telecommunications sector. At the end of March 2000, the Information Age Fund, Class A shares, was ranked by Lipper, Inc. among the top 10 global growth funds over the 1- and 3-year period, out of 259 and 171 global funds, respectively.

- Technology stocks have seen historic levels of volatility over the past six months. We have designed a strategy of diversifying investments by three criteria-country, industry, and market capitalization - in an effort to give the Portfolio the flexibility to respond to market turbulence, seize more investment opportunities, and avoid overvalued markets or sectors.

- European markets have also been robust, with technology, media, and telecom companies all strong over the last 6 months. With the European economy projected by analysts to grow by a healthy 3% in 2000, we believe Europe-based Info Age companies should have a favorable economic backdrop.

- The main trends that the Information Age Fund was designed to capture - growing demand for information driven by technological advances and global deregulation - should continue for years going forward. We believe that ongoing consolidation and competition in numerous industries could create exciting investment opportunities, which our research teams around the world will work to uncover.

- For risk-adjusted performance through February 29, 2000, the Fund's A, B, and C shares earned Five-Star Overall Morningstar -TM- Ratings - a nationally recognized monitor of mutual fund performance - placing the Fund in the top 10% among 1120 international equity funds.*


*Morningstar ratings reflect historical risk-adjusted performance through 2/29/00 and are subject to change every month. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the funds' 3-year average annual return (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars. For the 3-year period, the Fund's Class A, B,and C shares were rated 5 stars (1120 funds). Morningstar ratings for Class B and C shares have been lower over selected periods.

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000


PERFORMANCE(2)                                             Class A          Class B           Class C
------------------------------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------------------------------
One Year                                                    95.00%           94.64%            94.21%
Life of Fund+                                             31.61            31.33             31.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------------------------------
One Year                                                    83.76%           89.64%            93.21%
Life of Fund+                                               29.88            31.16             31.48


+Inception Dates - Class A: 9/18/95; Class B: 9/18/95; Class C: 11/22/95

--------------------------------------------------------------------------------
               MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND
   ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                              PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS(3) By total net assets
--------------------------------------------------------------------------------
Nippon Broadcasting System                               2.2%
Yline Internet Business                                  2.1
NTT Mobile Communication Network, Inc.                   2.0
Tecnomatix Technologies Ltd.                             1.9
Pearson PLC                                              1.9
TV Francaise                                             1.9
Sony Corp.                                               1.7
Cable and Wireless PLC                                   1.6
Toyoda Gosei Co. Ltd.                                    1.6
Endemol Entertainment                                    1.5

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.
(3) Ten largest equity holdings accounted for 18.4% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
------------------------------------------------------
Investment in Information Age Portfolio,
   at value
   (identified cost, $167,371,764)        $224,335,637
Receivable for Fund shares sold              2,857,843
Tax reclaim receivable                          17,661
Deferred organization expenses                  15,940
------------------------------------------------------
TOTAL ASSETS                              $227,227,081
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    664,109
Payable to affiliate for service fees           28,811
Payable to affiliate for Trustees' fees            287
Accrued expenses                                41,128
------------------------------------------------------
TOTAL LIABILITIES                         $    734,335
------------------------------------------------------
NET ASSETS                                $226,492,746
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $150,059,903
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                20,560,300
Accumulated net investment loss             (1,091,330)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         56,963,873
------------------------------------------------------
TOTAL                                     $226,492,746
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 56,021,775
SHARES OUTSTANDING                           2,294,079
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      24.42
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $24.42)      $      25.91
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $139,120,163
SHARES OUTSTANDING                           5,538,774
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      25.12
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 31,350,808
SHARES OUTSTANDING                           1,292,997
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      24.25
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $   285,404
Dividends allocated from Portfolio (net
   of foreign taxes, $12,816)                 224,392
Expenses allocated from Portfolio            (738,455)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (228,659)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Management fee                            $   161,298
Trustees fees and expenses                        947
Distribution and service fees
   Class A                                     83,951
   Class B                                    378,941
   Class C                                     71,751
Transfer and dividend disbursing agent
   fees                                        81,670
Registration fees                              17,828
Printing and postage                           17,156
Legal and accounting services                  13,445
Amortization of organization expenses          12,696
Custodian fee                                   6,481
Miscellaneous                                  16,507
-----------------------------------------------------
TOTAL EXPENSES                            $   862,671
-----------------------------------------------------

NET INVESTMENT LOSS                       $(1,091,330)
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $22,934,223
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (88,387)
-----------------------------------------------------
NET REALIZED GAIN                         $22,845,836
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $39,495,514
   Foreign currency                             8,596
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $39,504,110
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $62,349,946
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $61,258,616
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (1,091,330) $    (1,036,898)
   Net realized gain                             22,845,836        9,797,399
   Net change in unrealized
      appreciation (depreciation)                39,504,110       15,401,374
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      61,258,616  $    24,161,875
----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $      (2,969,386) $      (623,957)
      Class B                                    (6,970,791)      (1,503,429)
      Class C                                    (1,014,682)        (131,635)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (10,954,859) $    (2,259,021)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      24,191,451  $     8,076,961
      Class B                                    55,850,165       10,983,681
      Class C                                    19,253,587        3,329,088
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     2,797,840          585,157
      Class B                                     6,441,541        1,385,737
      Class C                                       979,586          126,075
   Cost of shares redeemed
      Class A                                    (4,911,126)      (5,987,469)
      Class B                                    (4,659,765)      (7,349,983)
      Class C                                      (742,761)      (1,187,646)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      99,200,518  $     9,961,601
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     149,504,275  $    31,864,455
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      76,988,471  $    45,124,016
----------------------------------------------------------------------------
AT END OF PERIOD                          $     226,492,746  $    76,988,471
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $      (1,091,330) $            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)       1998
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $17.340          $11.710      $11.970
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss                    $(0.137)         $(0.217)     $(0.156)
Net realized and unrealized
   gain                                  9.443            6.469        0.431
-----------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 9.306          $ 6.252      $ 0.275
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net realized gain                 $(2.226)         $(0.622)     $(0.535)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(2.226)         $(0.622)     $(0.535)
-----------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                              $24.420          $17.340      $11.710
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          60.02%           54.95%        2.32%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $56,022          $20,908      $12,263
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.14%(4)         2.46%        2.68%
   Net investment loss                   (1.35)%(4)       (1.47)%      (1.20)%
Portfolio Turnover of the
   Portfolio                                67%             131%         157%
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 CLASS B
                                  ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------
                                  (UNAUDITED)(1)        1999(1)       1998         1997       1996(1)(2)
--------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 17.770          $12.030      $12.310      $11.040      $10.000
--------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.186)         $(0.284)     $(0.210)     $(0.178)     $(0.134)
Net realized and unrealized
   gain                                  9.762            6.646        0.465        2.490        1.174
--------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  9.576          $ 6.362      $ 0.255      $ 2.312      $ 1.040
--------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------
From net realized gain                $ (2.226)         $(0.622)     $(0.535)     $(1.042)     $    --
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (2.226)         $(0.622)     $(0.535)     $(1.042)     $    --
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $ 25.120          $17.770      $12.030      $12.310      $11.040
--------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          60.03%           54.39%        2.08%       20.79%       10.40%
--------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $139,120          $49,963      $30,331      $29,037      $21,800
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            2.57%(5)         2.87%        3.12%        3.19%        2.96%(5)
   Net investment loss                   (1.79)%(5)       (1.88)%      (1.64)%      (1.67)%      (1.34)%(5)
Portfolio Turnover of the
   Portfolio                                67%             131%         157%         160%         115%
--------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, September 18, 1995, to August 31, 1996.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)           1999(1)       1998
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $17.280          $11.720      $12.020
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss                    $(0.188)         $(0.290)     $(0.205)
Net realized and unrealized
   gain                                  9.384            6.472        0.440
-----------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 9.196          $ 6.182      $ 0.235
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net realized gain                 $(2.226)         $(0.622)     $(0.535)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(2.226)         $(0.622)     $(0.535)
-----------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                              $24.250          $17.280      $11.720
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          59.82%           54.29%        1.96%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $31,351          $ 6,118      $ 2,531
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.63%(4)         2.93%        3.20%
   Net investment loss                   (1.85)%(4)       (1.94)%      (1.72)%
Portfolio Turnover of the
   Portfolio                                67%             131%         157%
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Information Age Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at the net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Information Age Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (74.6% at February 29, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

   Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 29, 2000, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $161,298. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $56,332 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2000.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                             1,147,896          517,627
    Issued to shareholders electing to
     receive payment of distribution in
     Fund shares                                        166,950           43,636
    Redemptions                                        (226,670)        (402,383)
    ----------------------------------------------------------------------------
    NET INCREASE                                      1,088,176          158,880
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                             2,573,233          687,038
    Issued to shareholders electing to
     receive payment of distribution in
     Fund shares                                        372,835          100,635
    Redemptions                                        (219,440)        (496,264)
    ----------------------------------------------------------------------------
    NET INCREASE                                      2,726,628          291,409
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               916,889          210,580
    Issued to shareholders electing to
     receive payment of distribution in
     Fund shares                                         58,947            9,416
    Redemptions                                         (36,932)         (81,774)
    ----------------------------------------------------------------------------
    NET INCREASE                                        938,904          138,222
    ----------------------------------------------------------------------------

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan), and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year. The Class B and Class C Plans provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class.

   The Fund paid or accrued $62,213, $304,270, and $53,813 for Class A,
   Class B, and Class C shares, respectively, to or payable to EVD for the six months ended February 29, 2000, representing 0.37%, 0.75%, and 0.75% (annualized) of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 29, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $2,991,000 and $979,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and investment dealers in amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Funds average daily net assets attributable to Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Funds average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 29, 2000 amounted to $21,738, $74,671, and $17,938 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $39,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 29, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $96,797,772 and $11,299,055, respectively, for the six months ended
   February 29, 2000.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 90.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 2.1%
-----------------------------------------------------------------------
Harte-Hanks Communications, Inc.                 60,000    $  1,308,750
Interpublic Group of Companies, Inc.             65,000       2,612,188
Omnicom Group, Inc.                              25,000       2,354,688
-----------------------------------------------------------------------
                                                           $  6,275,626
-----------------------------------------------------------------------
Aerospace and Defense -- 0.8%
-----------------------------------------------------------------------
Lockheed Martin Corp.                           130,000    $  2,266,875
-----------------------------------------------------------------------
                                                           $  2,266,875
-----------------------------------------------------------------------
Auto and Parts -- 1.6%
-----------------------------------------------------------------------
Toyoda Gosei Co. Ltd.(1)                         70,000    $  4,856,818
-----------------------------------------------------------------------
                                                           $  4,856,818
-----------------------------------------------------------------------
Banks - Regional -- 1.3%
-----------------------------------------------------------------------
Mellon Financial Corp.                           30,000    $    903,750
Northern Trust Corp.                             20,000       1,130,000
State Street Corp.                               24,000       1,749,000
-----------------------------------------------------------------------
                                                           $  3,782,750
-----------------------------------------------------------------------
Banks and Money Services -- 0.2%
-----------------------------------------------------------------------
Sadot Research/Development Fund Ltd.(1)         269,500    $    716,463
-----------------------------------------------------------------------
                                                           $    716,463
-----------------------------------------------------------------------
Basic Materials -- 0.2%
-----------------------------------------------------------------------
Diversa Corp.                                     5,000    $    667,500
-----------------------------------------------------------------------
                                                           $    667,500
-----------------------------------------------------------------------
Biotechnology -- 0.3%
-----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(1)(2)              18,000    $    902,250
-----------------------------------------------------------------------
                                                           $    902,250
-----------------------------------------------------------------------
Broadcasting and Cable -- 8.5%
-----------------------------------------------------------------------
Ackerly Communications Inc.                      40,000    $    512,500
Adelphia Communications Class A                  15,000         824,062
AT&T Corp. - Liberty Media Group(2)              25,000       1,306,250
Cable and Wireless Communications(1)            100,000       1,699,398
Infinity Broadcasting Corp.(2)                   50,000       1,568,750
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Broadcasting and Cable (continued)
-----------------------------------------------------------------------
Mediacom Communications Corp.                    50,000    $    853,125
Mediaset Spa(1)(2)                              140,000       3,417,609
Nippon Broadcasting System(1)                    50,000       6,687,913
Sinclair Broadcast Group, Inc.,
Class A(2)                                       90,000         855,000
Sirus Satelite Radio Inc.                        20,000       1,220,000
Television Broadcasts Ltd.(1)                   129,000       1,060,801
TV Francaise(1)(2)                                8,600       5,598,922
-----------------------------------------------------------------------
                                                           $ 25,604,330
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 2.3%
-----------------------------------------------------------------------
Concord EFS, Inc.(2)                            100,000    $  1,956,250
e-New Media Co., Ltd.(1)(2)                   4,750,000       1,678,381
Interim Services, Inc.(2)                       100,000       2,493,750
Organic Inc.                                      2,850          97,256
Thermo Cardiosystems Inc.                        40,000         585,000
-----------------------------------------------------------------------
                                                           $  6,810,637
-----------------------------------------------------------------------
Communications Equipment -- 1.5%
-----------------------------------------------------------------------
Advanced Fibre Communication, Inc.               45,000    $  3,065,625
Andrew Corp.                                     40,000         990,000
Loral Space and Communications Ltd.              40,000         602,500
-----------------------------------------------------------------------
                                                           $  4,658,125
-----------------------------------------------------------------------
Communications Services -- 20.4%
-----------------------------------------------------------------------
Adelphia Business Solutions, Inc.(2)             35,000    $  1,798,125
Alltel Corp.                                     40,000       2,320,000
British Sky Broadcasting PLC(1)                 110,000       2,827,905
British Telecommunications PLC(1)               216,569       3,784,739
Broadwing, Inc.                                  60,000       1,781,250
Cable and Wireless PLC(1)                       235,000       4,868,051
CenturyTel, Inc.                                 55,000       1,849,375
China Telecom(1)(2)                             400,000       3,674,770
Deltacom Ltd.                                 1,000,000       1,000,000
eCtel, Ltd.(1)(2)                               109,200       3,712,800
Energis (1)(2)                                   40,000       2,025,688
GTE Corp.                                        30,000       1,770,000
Hansol PCS                                       65,000       2,261,284
Hellenic Telecommunications Organization
SA ADR                                          112,000       1,680,000
ITC DeltaCom, Inc.(2)                            60,000       2,276,250
Korea Telecom Corp. ADR(1)(2)                    54,427       2,367,574

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.(1)           2,500    $  3,460,050
NTT Mobile Communication Network,
Inc.(1)                                           1,500       6,050,535
PanAmSat Corp.                                   40,000       1,952,500
Powertel Ltd.(1)                              1,250,000       2,423,334
Primus Telecommunications Group, Inc.(2)         45,000       1,974,375
Rogers Communications Foreign(1)                 40,000       1,362,500
RSL Communications, Ltd.(1)(2)                  100,000       2,006,250
SBC Communications, Inc.                         55,580       2,112,040
-----------------------------------------------------------------------
                                                           $ 61,339,395
-----------------------------------------------------------------------
Computer Services -- 0.4%
-----------------------------------------------------------------------
Radware Ltd.                                     20,000    $  1,302,500
-----------------------------------------------------------------------
                                                           $  1,302,500
-----------------------------------------------------------------------
Computer Software - Services -- 13.1%
-----------------------------------------------------------------------
BMC Software, Inc.(2)                            50,000    $  2,300,000
CCC Information Services Group                   70,000       1,618,750
Computer Sciences Corp.(2)                       30,000       2,364,374
Comtelco Intel Inc.                             150,000       3,725,381
Fabasoft AG                                      20,000       2,565,570
Go.Com                                           50,000       1,103,125
Lifeminders.Com Inc.                             45,000       2,390,625
Meta4 NV(2)                                      70,000       1,687,875
Misys PLC(1)                                    255,000       3,839,880
Perot Systems Corp., Class A(2)                 100,000       2,543,750
Solution 6 Holdings                             250,000       1,259,057
Symantec                                         10,000         714,375
Tecnomatix Technologies Ltd.(2)                 127,496       5,848,879
Wind River Systems, Inc.(2)                      20,000       1,161,250
Yline Internet Business(1)                       30,000       6,365,700
-----------------------------------------------------------------------
                                                           $ 39,488,591
-----------------------------------------------------------------------
Computers and Business Equipment -- 4.4%
-----------------------------------------------------------------------
BTC Korea Co.(1)                                500,000    $  1,235,000
Daiwabo Information System(1)                   200,000       3,514,682
JC Hyun System(1)                             1,000,000       2,320,000
Lexmark International Group, Inc.(2)             25,000       2,981,250
National Instruments Corp.                       65,000       2,918,909
ST Assembly Test Ltd.(2)                         48,000         217,232
-----------------------------------------------------------------------
                                                           $ 13,187,073
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Consumer Services -- 1.5%
-----------------------------------------------------------------------
Cendant Corp.(2)                                110,000    $  1,959,375
H&R Block, Inc.                                  60,000       2,632,500
-----------------------------------------------------------------------
                                                           $  4,591,875
-----------------------------------------------------------------------
Electrical and Electronics -- 7.4%
-----------------------------------------------------------------------
Avimo Group Ltd.(1)(2)                          400,000    $    710,183
Intersil Holding Corp.                            4,000         237,500
Memory Corp. PLC - GDR(2)                        60,000       1,320,000
Nikon Corp.(1)                                   75,000       2,533,576
Sato Corp.(1)                                   100,000       3,733,212
Sony Corp.(1)                                    17,000       5,030,731
Tektronix Inc.                                   55,000       3,190,000
Toshiba Corp.(1)                                320,000       2,613,613
Waters Corp.(2)                                  30,000       2,941,875
-----------------------------------------------------------------------
                                                           $ 22,310,690
-----------------------------------------------------------------------
Electronics - Semiconductors -- 1.5%
-----------------------------------------------------------------------
Chartered Semiconductor Manufacturing,
Ltd.(1)(2)                                      218,000    $  1,859,356
Samsung Electronics(1)(2)                         1,577         356,918
Tokyo Electron Ltd.(1)                           16,000       2,440,246
-----------------------------------------------------------------------
                                                           $  4,656,520
-----------------------------------------------------------------------
Entertainment -- 3.5%
-----------------------------------------------------------------------
Disney (Walt) Co.                                70,000    $  2,345,000
Endemol Entertainment(1)                         50,000       4,542,795
Imax Corp.(2)                                    60,000       1,515,000
Musiclegal.Com(3)                                   750         750,000
Shochiku(1)                                     215,000       1,241,156
-----------------------------------------------------------------------
                                                           $ 10,393,951
-----------------------------------------------------------------------
Financial Services -- 1.7%
-----------------------------------------------------------------------
First Data Corp.                                 45,000    $  2,025,000
Franklin Resources, Inc.                         35,000         951,562
Reuters Group PLC(1)(2)                         100,000       2,234,261
-----------------------------------------------------------------------
                                                           $  5,210,823
-----------------------------------------------------------------------
Information Services -- 3.3%
-----------------------------------------------------------------------
Acxiom Corp.(2)                                  80,000    $  2,310,000
Automatic Data Processing, Inc.                  65,000       2,831,562

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Information Services (continued)
-----------------------------------------------------------------------
Azlan Group PLC(1)(2)                           800,000    $  1,813,955
Getronics NV Andeel(1)(2)                        34,000       2,852,991
-----------------------------------------------------------------------
                                                           $  9,808,508
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
-----------------------------------------------------------------------
Williams Companies, Inc.                         55,000    $  2,299,688
-----------------------------------------------------------------------
                                                           $  2,299,688
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.2%
-----------------------------------------------------------------------
Enron Corp.                                      10,000    $    690,000
-----------------------------------------------------------------------
                                                           $    690,000
-----------------------------------------------------------------------
Pharmaceutical -- 0.2%
-----------------------------------------------------------------------
Dong Sung Corp.(1)                              500,000    $    615,000
-----------------------------------------------------------------------
                                                           $    615,000
-----------------------------------------------------------------------
Printing and Business Products -- 0.6%
-----------------------------------------------------------------------
Valassis Communications, Inc.(2)                 65,000    $  1,799,688
-----------------------------------------------------------------------
                                                           $  1,799,688
-----------------------------------------------------------------------
Publishing -- 7.5%
-----------------------------------------------------------------------
E.W. Scripps Co.                                 20,000    $    862,500
Gannett Co., Inc.                                30,000       1,955,625
Houghton Mifflin Co.                             40,000       1,592,500
Knight Ridder                                    25,000       1,171,875
McGraw-Hill Companies, Inc. (The)                50,000       2,543,750
Meredith Corp.                                   30,000         858,750
New York Times Co., Class A (The)                35,000       1,478,750
News Corp. Ltd.(1)                              150,636       2,200,354
Pearson PLC(1)                                  170,000       5,718,856
Springer Alex Verlag AG(1)                        1,768       2,344,700
Tribune Co.                                      45,000       1,752,188
-----------------------------------------------------------------------
                                                           $ 22,479,848
-----------------------------------------------------------------------
Retail -- 2.5%
-----------------------------------------------------------------------
Best Buy Company Inc.                            40,000    $  2,175,000
Circuit City Stores, Inc.                        50,000       2,018,750
Hikari Tsushin, Inc.(1)                           1,800       3,425,450
-----------------------------------------------------------------------
                                                           $  7,619,200
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 1.0%
-----------------------------------------------------------------------
Millipore Corp.                                  55,000    $  2,939,063
-----------------------------------------------------------------------
                                                           $  2,939,063
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
CNF Transportation, Inc.                         40,000    $  1,282,500
Fedex Corp.                                      55,000       1,921,563
-----------------------------------------------------------------------
                                                           $  3,204,063
-----------------------------------------------------------------------
Utilities -- 0.8%
-----------------------------------------------------------------------
AES Corp.(2)                                     30,000    $  2,514,375
-----------------------------------------------------------------------
                                                           $  2,514,375
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $199,336,189)                          $272,992,225
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 11.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Corp. Asset Funding, 5.78%, 3/13/00        $     10,000    $  9,980,733
Ford Motor Credit Corp., 5.75%, 3/2/00           10,000       9,998,403
GE Capital Corp., 5.83%, 3/1/00                  13,541      13,541,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $33,520,136)                        $ 33,520,136
-----------------------------------------------------------------------
Total Investments -- 101.9%
   (identified cost $232,856,325)                          $306,512,361
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.9)%                   $ (5,640,570)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $300,871,791
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt
 (1)  Foreign security.
 (2)  Non-income producing security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $232,856,325)        $306,512,361
Cash                                             2,831
Foreign currency, at value
   (identified cost, $371,176)                 373,227
Receivable for investments sold              2,374,235
Interest and dividends receivable               98,101
Tax reclaim receivable                             195
Deferred organization expenses                     868
------------------------------------------------------
TOTAL ASSETS                              $309,361,818
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  8,449,645
Payable to affiliate for Trustees' fees          2,232
Accrued expenses                                38,150
------------------------------------------------------
TOTAL LIABILITIES                         $  8,490,027
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $300,871,791
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $227,204,303
Net unrealized appreciation (computed on
   the basis of identified cost)            73,667,488
------------------------------------------------------
TOTAL                                     $300,871,791
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-----------------------------------------------------
Interest                                  $   380,366
Dividends (net of foreign taxes,
   $16,456)                                   295,016
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   675,382
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   645,711
Administration fee                            215,237
Custodian fee                                  98,207
Legal and accounting services                  13,337
Trustees fees and expenses                      7,985
Amortization of organization expenses             615
Miscellaneous                                     207
-----------------------------------------------------
TOTAL EXPENSES                            $   981,299
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (305,917)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $30,690,847
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (116,338)
-----------------------------------------------------
NET REALIZED GAIN                         $30,574,509
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $52,525,991
   Foreign currency                            11,093
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $52,537,084
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $83,111,593
-----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $82,805,676
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (305,917) $      (269,466)
   Net realized gain                             30,574,509       11,701,774
   Net change in unrealized
      appreciation (depreciation)                52,537,084       18,617,351
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      82,805,676  $    30,049,659
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     141,930,873  $    32,069,062
   Withdrawals                                  (21,126,629)     (18,413,197)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     120,804,244  $    13,655,865
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     203,609,920  $    43,705,524
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      97,261,871  $    53,556,347
----------------------------------------------------------------------------
AT END OF PERIOD                          $     300,871,791  $    97,261,871
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997        1996(1)
-------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------
Expenses                                  1.14%(2)         1.36%        1.44%        1.48%        1.52%(2)
Net investment income (loss)             (0.36)%(2)       (0.38)%       0.01%       (0.04)%       0.07%(2)
Portfolio Turnover                          67%             131%         157%         160%         115%
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $300,872          $97,262      $53,556      $51,374      $42,703
-------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 18, 1995, to August 31, 1996.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 1, 1995, seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust (Trust) permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $645,711. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $215,237. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations aggregated $212,923,366 and $109,849,951 respectively, for the six months ended February 29, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2000, are as follows:

    AGGREGATE COST                            $232,856,325
    ------------------------------------------------------
    Gross unrealized appreciation             $ 81,309,183
    Gross unrealized depreciation               (7,653,147)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 73,656,036
    ------------------------------------------------------

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The portfolio did not have any open obligations under these financial instruments at February 29, 2000.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

EATON VANCE INFORMATION AGE FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE INFORMATION AGE
FUND AND ADMINISTRATOR OF INFORMATION AGE PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


CO-ADVISERS OF INFORMATION AGE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


EATON VANCE INFORMATION AGE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
            This report must be preceded or accompanied by a current
 prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
424-4/00                                                              IASRC-4/00